FEDERAL HOME LOAN BANK (FHLB) ADVANCES (Tables)	12 Months Ended
Jun. 30, 2020
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
Schedule of Contractual Maturities of Federal Home Loan Bank Long-Term Advances

The following table presents contractual maturities of FHLB long-term advances as of June 30, 2020.

	Maturity range		Weighted- average	Stated interest rate range		June 30,	June 30,
Description	from	to	interest rate[6]	from	to	2020	2019

						(Dollars in Thousands)

Fixed	10/01/20	10/03/22	3.03%	2.95%	3.09%	$15,000	$15,000

Adjustable	10/01/20	10/01/21	1.00%	0.31%	1.49%	85,000	85,000

Total						$100,000	$100,000

[6]	As of June 30, 2020

Maturities of Federal Home Loan Bank Long-Term Advances

Maturities of FHLB long-term advances at June 30, 2020, are summarized as follows:

Maturing During Fiscal Year Ended June 30:	Amount	Weighted-Average Interest Rate
	(Dollars in Thousands)
2021	65,000	0.96%
2022	30,000	1.75%
2023	5,000	3.09%
2024	—	—
2025	—	—
2026 and thereafter	—	—

Total	$100,000	1.30%

Schedule of Federal Home Loan Bank Short-Term Advances

The following table presents information regarding such advances as of June 30, 2020 and June 30, 2019:

	June 30, 2020	June 30, 2019

	(Dollars in Thousands)
FHLB revolving and short-term advances:
Ending balance	$59,159	$70,828
Average balance	58,146	81,556
Maximum month-end balance	68,030	161,289
Average interest rate	1.57%	2.45%
Weighted-average rate at period end	0.39%	2.46%